Intangible Assets (Tables)	12 Months Ended
Jun. 30, 2025
Intangible Assets [Abstract]
Schedule of intangible assets

2025	Client relationship £’000	Software and licences £’000	Supplier relationships £’000	Software - own work capitalised £’000	Total £’000
Cost
At 1 July 2024 as restated (1)	£179,157	£556	£120	£10,542	£190,375
Additions	—	—	—	1,173	1,173
On acquisition of subsidiaries	550	4	—	—	554
Disposals	—	(123)	—	—	(123)
Effect of foreign exchange translations	(10,638)	(8)	—	(728)	(11,374)
At 30 June 2025	£169,069	£429	£120	£10,987	£180,605

Amortisation
At 1 July 2024	£57,390	£547	£112	£1,534	£59,583
Charge for the year	21,572	8	8	1,858	23,446
Disposals	—	(123)	—	—	(123)
Effect of foreign exchange translations	(3,057)	(10)	—	(124)	(3,191)
At 30 June 2025	£75,905	£422	£120	£3,268	£79,715
Net book value
At 30 June 2025	£93,164	£7	£—	£7,719	£100,890
(1) Restated to include the effects of revisions arising from provisional to final acquisition accounting for GalaxE (refer to note 3C for details).

2024	Client relationship £’000	Software and licences £’000	Supplier relationships £’000	Software - own work capitalised £’000	Total £’000
Cost
At 1 July 2023 as restated	£108,173	£657	£120	£1,161	£110,111
Additions	—	60	—	—	60
On acquisition of subsidiaries (Restated)(1)	71,388	—	—	9,378	80,766
Disposals	—	(153)	—	—	(153)
Effect of foreign exchange translations	(404)	(8)	—	3	(409)
At 30 June 2024 as restated	£179,157	£556	£120	£10,542	£190,375

Amortisation
At 1 July 2023	£42,831	£631	£88	£1,088	£44,638
Charge for the year	14,955	25	24	469	15,473
Disposals	—	(152)	—	—	(152)
Effect of foreign exchange translations	(396)	43	—	(23)	(376)
At 30 June 2024	£57,390	£547	£112	£1,534	£59,583
Net book value
At 30 June 2024 as restated	£121,767	£9	£8	£9,008	£130,792
(1) Restated to include the effects of revisions arising from provisional to final acquisition accounting for GalaxE (refer to note 3C for details).